Nov. 14, 2022
CCM Alternative Income Fund

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund

(the “Fund”)

Institutional Shares (CCMNX)

Supplement dated November 14, 2022

to the Summary Prospectus and Prospectus dated October 1, 2022, as supplemented

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS AND PROSPECTUS. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS AND PROSPECTUS.

The following changes are made to the Summary Prospectus and Prospectus, as applicable, effective immediately:

1.	The following disclosure is added to the “Fund Summary – Principal Investment Strategies” section of the Prospectus and Summary Prospectus immediately following the second full paragraph on page 3:

ESG Review: The Fund’s investment advisor evaluates common stock and preferred equity securities from an impact, ESG and financial perspective. The following types of securities are utilized mainly for hedging purposes and, as such, are not subject to impact or ESG review: options, futures, short positions, closed-end funds and exchange-traded funds (“ETFs”).

The Fund’s investment advisor supplements its in-house research with third-party data to determine where potential holdings fall in the following four categories:

1.	Strong Positive Impact: Companies that the Fund’s investment advisor believes significantly contribute to society, such as those that generate more than 50% of their revenue from a product or service that aligns with one or more of the following impact themes: affordable health and rehabilitation care; affordable housing; arts, culture and the creative economy; disaster recovery, resilience, and remediation; economic inclusion; education and childcare; enterprise development and jobs; environmental sustainability; gender lens; healthy communities; human empowerment; minority advancement; neighborhood revitalization; poverty alleviation; rural community development; seniors and the disabled; sustainable agriculture; and transit-oriented development (each, an “Impact Theme” and collectively, “Impact Themes”).

2.	Moderate Positive Impact: Companies that have characteristics aligning with one or more Impact Themes and that the Fund’s investment advisor believes are a net benefit to society.

3.	Neutral Impact: Companies that do not fall within the “Strong Positive Impact” or “Moderate Positive Impact” categories but where there exists the potential to be included in such categories in the future.

4.	Negative Impact: Companies with excessive ESG-related risk, such as fossil fuel exploration and production or any activity related to coal, tobacco, chemical manufacturing, weapons and prison management, among others. These securities are not eligible for investment by the Fund.

2.	The heading entitled “Fossil-Fuel Free Strategies” on page 4 of the Prospectus and Summary Prospectus is replaced with the following heading: “Fossil-Fuel Free Strategies: Common Stock and Preferred Equity Securities”. Additionally, the first paragraph of this section is replaced with the following:

The Fund will not invest in common stock and preferred equity securities of the following companies:

•	Companies in the business of owning[1], extracting, producing, processing, or refining the fossil fuels of oil, gas, and coal.
•	Companies that are in the business of storage, transportation, exploration, or production of carbon-related fuels or energy sources.
•	Companies that are in the oil and gas equipment and services businesses.

3.	The following disclosure is added to the section of the Prospectus entitled “Additional Information about the Fund – Other Investment Strategies and Risks” immediately before the section entitled “ESG Investing Risk” beginning on page 19 of the Prospectus:

ESG Review and Impact Themes. The Advisor evaluates common stock and preferred equity securities from an impact, ESG and financial perspective. The Advisor supplements its in-house research with third-party data to determine where potential holdings fall in the following four categories:

1.	Strong Positive Impact: Companies that the Advisor believes significantly contribute to society, such as those that generate more than 50% of their revenue from a product or service that aligns with one or more of the Impact Themes.
2.	Moderate Positive Impact: Companies that have characteristics aligning with one or more Impact Themes and that the Advisor believes are a net benefit to society.
3.	Neutral Impact: Companies that do not fall within the “Strong Positive Impact” or “Moderate Positive Impact” categories but where there exists the potential to be included in such categories in the future.
4.	Negative Impact: Companies with excessive ESG-related risk, such as fossil fuel exploration and production or any activity related to coal, tobacco, chemical manufacturing, weapons and prison management, among others. These securities are not eligible for investment by the Fund.

Impact Themes include but are not limited to:

Affordable Health and Rehabilitation Care: Creating and retaining affordable healthcare services and rehabilitation facilities for low- and moderate-income (LMI) and medically underserved persons[2] and investing in opportunities that promote wellness and access to high-quality health care for everyone.

[1]	S&P Global definition: “Companies that hold fossil fuel reserves, which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.”
[2]	“Medically Underserved” are areas or populations designated by the U.S. Department of Health and Human Services, Health Resources and Services Administration as having: too few primary care providers, high infant mortality, high poverty and/or high elderly population.

Affordable Housing: Financing for affordable homeownership to LMI borrowers and affordable rental housing properties, including workforce housing,[3] and investing in opportunities that promote affordable homeownership, down payment assistance, first-time homebuyer programs, and access to quality living.

Arts, Culture, and the Creative Economy: Supporting educational programs, businesses, organizations, and the development of properties involved with visual, performing, design, literary, and other art-related works. Also investing in support of ethical fashion, sustainable food, social impact media, creative places, and other elements of the creative economy.

Disaster Recovery, Resilience, and Remediation: Supporting economic development activities in designated disaster areas and physical and civic infrastructure to better prepare communities for the effects of climate change, natural disasters, and widespread health emergencies. Investments in recovery, resilience, and remediation can stimulate community and economic development, build strong infrastructure, and promote sustainability, all while empowering people and protecting our planet.

Economic Inclusion: Assisting and supporting the process of bringing targeted groups, individuals, and communities closer to the economic mainstream and capital markets. Financial literacy training, loans to first-time homebuyers, small business loans, rent-to-own housing programs, and “banking the unbanked” initiatives are all examples of economic inclusion opportunities.

Education and Childcare: Providing education and/or childcare services primarily in LMI communities, improving the quality of educational services and facilities, and offering broad-based youth development programs that look to have a beneficial impact to children.

Enterprise Development and Jobs: Providing small businesses with access to capital, creating jobs, retaining jobs, and offering job training programs.

Environmental Sustainability: Supporting activities that look to conserve natural resources and protect ecosystems to support health and wellbeing, now and in the future. Examples can include properties, projects, companies, and small businesses implementing sustainable initiatives such as adaptive reuse, energy efficiency, Leadership in Energy and Environmental Design (LEED) certification, renewable energy, water and land conservation efforts, brownfield development (expansion, redevelopment or reuse of land previously in use that is subject to potential or actual presence of a hazardous substance, pollutant or contaminant), pollution prevention and control, clean transportation and high Walk Scores[4] (a measure of the walkability of a neighborhood).

Gender Lens: Benefiting women and girls, primarily those that are LMI, such as women-owned businesses, educational programs, health-related services, and affordable homeownership. Investing in opportunities with women leadership, workplace equity, products and services beneficial to women and girls, and related shareholder engagement and policy work.

[3]	The most common definition of workforce housing comes from the Urban Land Institute, which defines workforce housing as: “housing that is affordable to households earning 60 to 120 percent of the area median income.”
[4]	https://www.walkscore.com/.

Healthy Communities: Establishing and maintaining effective strategies to achieve healthy equity in neighborhoods such as multi-use trails, high Walk Scores, high Bike Scores[5], community parks, access to nutritious foods, and investing in opportunities that promote health and wellness.

Human Empowerment: Assisting individuals and families through resources and programs designed to achieve personal goals, greater self-sufficiency, and upward mobility.

Minority Advancement: Supporting high minority census tracts, racially or ethnically concentrated areas of poverty (R/ECAPs), programs offering equal access to jobs, economic development, and affordable housing. Investing in opportunities with ethnic minority leadership, workplace equity, services beneficial to ethnic minorities, and related shareholder engagement and policy work.

Neighborhood Revitalization: Transforming blighted neighborhoods into areas of opportunity and vibrant, safe places to live by assisting in the revitalization of neighborhood facilities.

Poverty Alleviation: Poverty is one of the most persistent economic problems in the U.S. with many census tracts and counties scoring below national averages in income, wealth, education, employment, health outcomes, economic mobility, and generational advancement. This Impact Theme uses statistical measures, including persistent poverty counties (PPC), high poverty counties, and R/ECAP scores, along with federal/state agency designations to track investments benefiting people and communities of persistent poverty.

Rural Community Development: Investing in loans, small businesses, activities, and economic opportunities that aim to improve the welfare and livelihoods of people living in rural areas. Rural community development includes counties that are not part of a Metropolitan Statistical Area (MSA) or a census tract in an MSA that is outside of the MSA’s Urbanized Areas, as designated by the U.S. Department of Agriculture’s (USDA) Rural-Urban Commuting Area (RUCA) Code #1, and outside of tracts with a housing density of over 64 housing units per square mile for USDA’s RUCA Code #2.

Seniors, Veterans and the Disabled: Offering affordable living for seniors, veterans and/or disabled individuals, including physical, social, and psychological services. Ensuring that veteran and elderly residents, especially those who are frail or at-risk, and non-elderly residents with disabilities are linked to the supportive services they need to continue living independently.

Sustainable Agriculture: Supporting agriculturally sustainable businesses and initiatives such as those that engage in pesticide-free agriculture, hydroponics, aquaponics, and vertical farming. Sustainable agriculture looks to promote environmental stewardship and enhance the quality of life for farm families and communities.

[5]	https://hudgis-hud.opendata.arcgis.com/datasets/56de4edea8264fe5a344da9811ef5d6e_0.

Transit-Oriented Development (TOD): Creating vibrant, livable, and sustainable communities through the integration of compact, walkable, pedestrian-oriented, mixed-use communities centered around high-quality train systems. Investments that align with this theme also include those with a high Transit Score[6] (a measurement of access to public transit), but may not include low-carbon types of transit.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[6]	http://www.tod.org/.